Subsequent events (Details) - Subsequent events	1 Months Ended
Jul. 31, 2026 USD ($) $ / shares shares
Subsequent events
Amount of bonus approved | $	$ 30,000
Share issuance | shares	36,231
Share price | $ / shares	$ 0.828